Supplement to the
Fidelity® Variable Insurance Products:
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

VHI-PSTK-0623-109 1.797996.109	June 7, 2023
Supplement to the
Fidelity® Variable Insurance Products:
High Income Portfolio
Investor Class
April 29, 2023
Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

VIPHI-INV-PSTK-0623-106 1.918649.106	June 7, 2023